Note 13 - Leases - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Operating lease cost	$ 4,590	$ 4,902
Short-term lease cost	502	866
Total operating lease cost	5,092	5,768
Operating cash outflows from operating leases included in measurement of lease liabilities	4,831	4,150
New ROU assets obtained in exchange for lease obligations	$ 2,337	$ 6,439
Weighted average remaining lease term (years) (Year)	3 years 292 days	4 years 109 days
Weighted average discount rate (%)	2.50%	2.80%